T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND
November 30, 2020 (Unaudited)

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 99.4%
MARYLAND 98.4%
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/21	1,000	1,040
Anne Arundel County Consolidated Special Taxing Dist. ,
Villages of Dorchester and Farmington, 5.00%, 7/1/21	325	334
Baltimore City, Convention Center Hotel, 5.00%, 9/1/21	1,000	963
Baltimore City, Convention Center Hotel, 5.00%, 9/1/22	900	858
Baltimore City, Convention Center Hotel, 5.00%, 9/1/23	1,550	1,463
Baltimore City, Harbor Point, 2.60%, 6/1/21 (1)	130	130
Baltimore City, Harbor Point, 2.65%, 6/1/22 (1)	100	100
Baltimore City, Harbor Point, 2.70%, 6/1/23 (1)	100	100
Baltimore City, Harbor Point, 2.75%, 6/1/24 (1)	190	190
Baltimore City, Harbor Point, 2.80%, 6/1/25 (1)	125	125
Baltimore City, Harbor Point, 2.85%, 6/1/26 (1)	135	135
Baltimore City, Wastewater, Series D, 5.00%, 7/1/23	1,000	1,122
Baltimore City, Water Project, Series A, 5.00%, 7/1/22	730	785
Baltimore City, Water Project, Series A, 5.00%, 7/1/23	400	449
Baltimore County, 2019 Crossover, GO, 5.00%, 11/1/21	2,800	2,924
Baltimore County, Consolidated Public Improvement, GO,
5.00%, 8/1/22	940	1,015
Baltimore County, Metropolitan District, BAN, GO, 4.00%,
3/22/21	745	754
Baltimore County, Oak Crest Village, 5.00%, 1/1/21	1,400	1,404
Baltimore County, Oak Crest Village, 5.00%, 1/1/23	500	536
Baltimore County, Riderwood Village, 4.00%, 1/1/23	815	861
Baltimore County, Riderwood Village, 4.00%, 1/1/24	1,045	1,131
Cecil County, Consolidated Public Improvement, GO, 4.00%,
2/1/21	1,000	1,006
Cecil County, Consolidated Public Improvement, GO, 5.00%,
8/1/22	2,185	2,360
Charles County, Consolidated Public Improvement, GO, 5.00%,
10/1/21	1,035	1,076

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Charles County, Consolidated Public Improvement, GO, 5.00%,
10/1/22	1,000	1,088
Frederick County, Series A, 5.00%, 7/1/21	1,000	1,027
Frederick County, Series A, 5.00%, 7/1/22	830	888
Frederick County, Series A, 5.00%, 7/1/23	1,000	1,113
Frederick County, Series A, 5.00%, 7/1/24	1,000	1,153
Frederick County, Public Fac. , Series A, GO, 5.00%, 8/1/22	1,250	1,350
Gaithersburg, Asbury Maryland Obligation Group, Series B,
5.00%, 1/1/27	2,515	2,733
Harford County, Series B, GO, 5.00%, 2/1/21	1,345	1,356
Howard County, Consolidated Public Improvement, Series A,
GO, 5.00%, 2/15/21	1,000	1,010
Howard County, Consolidated Public Improvement, Series A,
GO, 5.00%, 2/15/22	1,000	1,058
Howard County, Consolidated Public Improvement, Series B,
GO, 5.00%, 2/15/23	1,000	1,106
Howard County, Special Obligation, Annapolis Junction Town
Center, 4.80%, 2/15/24	290	286
Maryland, Series A, GO, 5.00%, 3/1/22	3,225	3,419
Maryland, Series B, GO, 5.00%, 8/1/27	3,000	3,899
Maryland, State & Local Fac. , Series 2013-1A, GO, 4.00%,
3/1/26 (Prerefunded 3/1/21) (2)	2,500	2,524
Maryland, State & Local Fac. , Series A, GO, 5.00%, 8/1/21	2,000	2,064
Maryland CDA, Series C, 1.40%, 3/1/21	670	672
Maryland CDA, Series C, 1.55%, 7/1/21	1,445	1,446
Maryland CDA, Series C, 5.00%, 9/1/26	765	940
Maryland CDA, Series C, 5.00%, 9/1/27	300	379
Maryland CDA, Series D, 0.20%, 9/1/21	605	605
Maryland CDA Local Gov't. Infrastructure, Series A-1, 4.00%,
6/1/24	950	1,070
Maryland DOT, 4.00%, 6/1/25	2,045	2,161
Maryland DOT, 5.00%, 12/15/20	675	676
Maryland DOT, 5.00%, 9/1/21	1,755	1,818
Maryland DOT, 5.00%, 10/1/21	2,800	2,912

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland DOT, 5.00%, 2/1/22	940	993
Maryland DOT, 5.00%, 10/1/22	2,000	2,176
Maryland DOT, 5.00%, 2/15/25 (Prerefunded 2/15/21) (2)	1,515	1,530
Maryland DOT, COP, 5.00%, 6/15/24 (3)	750	865
Maryland Economic Dev. , Bowie State Univ. , 4.00%, 7/1/23	160	165
Maryland Economic Dev. , Bowie State Univ. , 4.00%, 7/1/24	205	214
Maryland Economic Dev. , Bowie State Univ. , 4.00%, 7/1/25	300	315
Maryland Economic Dev. , Bowie State Univ. , 4.00%, 7/1/26	350	370
Maryland Economic Dev. , Bowie State Univ. , 4.00%, 7/1/27	250	265
Maryland Economic Dev. , Morgan State Univ. Student Housing,
4.00%, 7/1/21	550	556
Maryland Economic Dev. , Public Health Laboratory, 4.00%,
6/1/23	250	255
Maryland Economic Dev. , Public Health Laboratory, 5.00%,
6/1/26	1,850	1,893
Maryland Economic Dev. , Purple Line Light Rail, Series A,
5.00%, 3/31/24 (3)	1,395	1,422
Maryland Economic Dev. , Purple Line Light Rail, Series B,
5.00%, 9/30/26 (3)	1,310	1,323
Maryland Economic Dev. , Purple Line Light Rail, Series D,
5.00%, 9/30/26 (3)	100	102
Maryland Economic Dev. , Salisbury Univ. , 5.00%, 6/1/27	425	441
Maryland Economic Dev. , Towson Univ. , 4.00%, 7/1/21	250	250
Maryland Economic Dev. , Towson Univ. , 4.00%, 7/1/22	350	350
Maryland Economic Dev. , Towson Univ. , 4.00%, 7/1/23	325	324
Maryland Economic Dev. , Transportation Fac. , Series A, 5.00%,
6/1/21	500	505
Maryland Economic Dev. , Transportation Fac. , Series A, 5.00%,
6/1/22	535	551
Maryland Economic Dev. , Univ. of Maryland Baltimore Student
Housing, 4.00%, 7/1/21 (4)	500	508
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 4.00%, 6/1/26 (4)	1,000	1,143
Maryland Economic Dev. , Univ. of Maryland College Park
Student Housing, 4.00%, 6/1/21 (4)	1,150	1,166

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland Economic Dev. , Univ. of Maryland College Park
Student Housing, 4.00%, 6/1/22 (4)	1,075	1,118
Maryland Economic Dev. , Univ. of Maryland Student Housing,
4.00%, 7/1/22	600	598
Maryland HHEFA, Series B, VRDN, 0.11%, 4/1/35	300	300
Maryland HHEFA, Adventist Healthcare, Series A, 5.00%,
1/1/21	1,020	1,023
Maryland HHEFA, Anne Arundel Health, 4.00%, 7/1/21	2,000	2,039
Maryland HHEFA, Anne Arundel Health, 4.00%, 7/1/22	1,125	1,184
Maryland HHEFA, Anne Arundel Health, 4.00%, 7/1/23	1,475	1,595
Maryland HHEFA, Anne Arundel Health, 5.00%, 7/1/23	285	304
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/23	805	874
Maryland HHEFA, Charlestown Community, 6.125%, 1/1/30
(Prerefunded 1/1/21) (2)	1,250	1,256
Maryland HHEFA, Edenwald Issue, Retirement Fac. , 4.00%,
1/1/23	695	719
Maryland HHEFA, Edenwald Issue, Retirement Fac. , 5.00%,
1/1/25	310	341
Maryland HHEFA, Frederick Memorial Hosp. , Series A, 5.00%,
7/1/23 (Prerefunded 7/1/22) (2)	385	413
Maryland HHEFA, Goucher College, Series A, 5.00%, 7/1/23	100	105
Maryland HHEFA, Greater Baltimore Medical Center, 5.00%,
7/1/21	1,995	2,045
Maryland HHEFA, Greater Baltimore Medical Center, 5.25%,
7/1/24 (Prerefunded 7/1/21) (2)	35	36
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
5.00%, 7/1/23	490	523
Maryland HHEFA, Greater Baltimore Medical Center,
Unrefunded Balance, Series C, 5.25%, 7/1/24	190	195
Maryland HHEFA, Johns Hopkins Health, Series B, 5.00%,
7/1/22	1,500	1,608
Maryland HHEFA, Lifebridge Health, 5.25%, 7/1/24
(Prerefunded 7/1/21) (2)	520	535
Maryland HHEFA, Lifebridge Health, 6.00%, 7/1/22
(Prerefunded 7/1/21) (2)	100	103

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Loyola Univ. , Series A, 5.00%, 10/1/21	500	518
Maryland HHEFA, Loyola Univ. , Series A, 5.00%, 10/1/22	1,635	1,762
Maryland HHEFA, Loyola Univ. , Series A, 5.00%, 10/1/23	650	725
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/21	225	229
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/22	280	296
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/23	295	321
Maryland HHEFA, Maryland Institute College of Art, Series
2012, 5.00%, 6/1/23	280	296
Maryland HHEFA, MedStar Health, 5.00%, 8/15/24	130	151
Maryland HHEFA, MedStar Health, Series 2011, 5.00%, 8/15/21	2,000	2,061
Maryland HHEFA, MedStar Health, Series 2015, 5.00%, 8/15/21	3,100	3,194
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/23	2,000	2,231
Maryland HHEFA, Mercy Medical Center, 4.50%, 7/1/27	300	315
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/24	180	191
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/21	690	706
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/22	200	213
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/23	750	827
Maryland HHEFA, St. John's College, 4.00%, 10/1/21	100	102
Maryland HHEFA, St. John's College, 4.00%, 10/1/22	165	172
Maryland HHEFA, Univ. of Maryland Medical System, Series A,
VRDN, 0.09%, 7/1/34	2,300	2,300
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
7.00%, 7/1/22 (5)(6)	2,085	2,270
Maryland HHEFA, Univ. of Maryland Medical System,
Series B-1, VRDN, 5.00%, 7/1/45 (Tender 7/1/25)	525	615
Maryland HHEFA, Univ. of Maryland Medical System,
Series B-2, VRDN, 5.00%, 7/1/45 (Tender 7/1/27)	1,500	1,857
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/21 (5)	3,250	3,339
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/22 (5)	525	564
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/23 (5)	1,000	1,119

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland Ind. Dev. Fin. Auth., McDonogh School, 5.00%,
9/1/24	200	235
Maryland National Capital Park & Planning Commission, Park
Acquisition & Development Project, Series PGC-A, GO, 5.00%,
11/1/22	895	978
Maryland Stadium Auth. , Baltimore City Public Schools, 5.00%,
5/1/21	1,400	1,428
Maryland Stadium Auth. , Football Stadium, Series A, 4.00%,
3/1/21	725	732
Maryland Stadium Auth. , Football Stadium, Series A, 5.00%,
3/1/22	675	715
Maryland Stadium Auth. , Football Stadium, Series A, 5.00%,
3/1/23	750	830
Maryland Transportation Auth. , 5.00%, 7/1/22	975	1,050
Maryland Transportation Auth. , 4.00%, 7/1/24	1,010	1,068
Maryland Transportation Auth. , BWI Parking, 5.00%, 3/1/23 (3)	2,720	2,853
Montgomery County, Series B, GO, 5.00%, 11/1/21	1,000	1,044
Montgomery County, Series E, GO, VRDN, 0.13%, 11/1/37	2,900	2,900
Montgomery County, Department of Liquor Control, Series A,
5.00%, 4/1/21	1,075	1,092
Montgomery County, MetroRail Garage Project, 5.00%, 6/1/21	1,250	1,279
Montgomery County, Public Facilities Project, COP, 5.00%,
10/1/21	610	634
Montgomery County, Public Facilities Project, COP, 5.00%,
10/1/22	4,960	5,394
Montgomery County, Public Improvement, Series A, GO, 3.00%,
11/1/25 (Prerefunded 11/1/23) (2)	2,000	2,158
Morgan State Univ. , Academic & Auxiliary Fac. , 5.00%,
7/1/22 (5)	1,110	1,193
Morgan State Univ. , Academic & Auxiliary Fac. , 5.00%, 7/1/23
(Prerefunded 7/1/22) (2)	320	344
Morgan State Univ. , Academic & Auxiliary Fac. , 5.00%, 7/1/24
(Prerefunded 7/1/22) (2)	600	645
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 3/1/22	500	530
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 7/15/23	2,000	2,251

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Prince George's County, Consolidated Public Improvement,
Series C, GO, 5.00%, 8/1/23	1,000	1,128
Rockville, Ingleside at King Farm Project, Series A-1, 5.00%,
11/1/21	790	802
Rockville, Ingleside at King Farm Project, Series A-1, 5.00%,
11/1/22	300	309
Rockville, Ingleside at King Farm Project, Series A-2, 3.375%,
11/1/27	450	437
Rockville, Ingleside at King Farm Project, Series A-2, 4.00%,
11/1/21	100	101
Univ. System of Maryland, Series A, 5.00%, 4/1/24	1,110	1,283
Univ. System of Maryland, Series D, 4.00%, 10/1/23	2,000	2,137
Washington Suburban Sanitary Dist. , Series A, BAN, VRDN,
0.10%, 6/1/23	300	300
Washington Suburban Sanitary Dist. , Consolidated Public
Improvement, 5.00%, 6/1/21	1,765	1,807
Washington Suburban Sanitary Dist. , Consolidated Public
Improvement, 5.00%, 6/1/22	2,000	2,144
		160,385

DISTRICT OF COLUMBIA 0.7%
Washington Metropolitan Area Transit Auth. , Series A, 5.00%,
7/15/24	1,000	1,169
		1,169

LOUISIANA 0.3%
Saint Charles Parish, Shell Oil Norco Project, PCR, VRDN,
0.13%, 11/1/21 (3)	500	500
		500

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

$ Value
(Amounts in 000s)
Total Investments in Securities 99.4%
(Cost $160,956)	$162,054
Other Assets Less Liabilities 0.6%	1,039
Net Assets 100.0%	$163,093

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $780 and represents 0.5% of net assets.
(2)	Prerefunded date is used in determining portfolio maturity.
(3)	Interest subject to alternative minimum tax
(4)	Insured by Assured Guaranty Municipal Corporation
(5)	Escrowed to maturity
(6)	Insured by National Public Finance Guarantee Corporation
BAN	Bond Anticipation Note
CDA	Community Development Administration/Authority
COP	Certificate of Participation
DOT	Department of Transportation
GO	General Obligation
HHEFA	Health & Higher Educational Facility Authority
PCR	Pollution Control Revenue
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The
T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the
Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors;
oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment.
Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.

Valuation Inputs
On November 30, 2020, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.